Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Christopher Weil & Company Core Investment Fund
Shareholder Report [Line Items]
Fund Name	Christopher Weil & Company Core Investment Fund
Class Name	Christopher Weil & Company Core Investment Fund
Trading Symbol	CWCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Christopher Weil & Company Core Investment Fund ("Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cweil.com/cwcfx. You can also request this information by contacting us at 1-888-550-9266.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-550-9266.
Additional Information Website	www.cweil.com/cwcfx
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Christopher Weil & Company Core Investment Fund	$121	1.09%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

During the above dates, Berkshire Hathaway Inc Class B contributed 2.58% to the Fund and had the largest positive impact. Berkshire's investment in Apple, the fact that it reduced its share count materially, and continued economic strength filtering down to its many operating companies lead to this outperformance. United Therapeutics Corporation contributed 2.31% to the Fund and had the second largest positive impact. Over the course of the year, market participants realized the position that United Therapeutics maintained in their lines of business was still that of market leader. That occurred precisely at a time where new markets and products were showing demonstrable and durable growth for them. Lastly, Paypal Holdings contributed 1.43% and had the third largest positive impact. We started allocating capital to Paypal at a time when the stock was severely out of favor, but had, what we deemed, very strong products with decent moats. This year's strong performance was due to these products largely getting a refresh, which we believe has entered the stock into the early innings of a turnaround.

During the above stated dates, Pinterest Inc. contributed a -0.88% return to the Fund. We believe the general reason for Pinterest stock becoming cheaper has mostly been due to the fact that large cap leaders in their space have been given the benefit of the doubt, while anyone that isn't growing at the same rate that hasn't completely demonstrated their staying power, has been suffering. Pinterest's clients don't get as many "eyeballs" as Facebook or Instagram and even though Pinterest is growing, we think that was largely its biggest headwind. Cleveland Cliffs has suffered for many reasons. First and foremost iron ore prices have not held up to the degree that we thought they would and that has been a massive headwind. They've also suffered to a larger degree than other steel stocks as they are considerably more reliant on automotive stocks, where they may also be losing market share. WEX Inc. was the third largest detractor during the time period as their growth rates have moderated more than some of their competitors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Ten Years
Christopher Weil & Company Core Investment Fund	22.33%	14.02%	10.64%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 70,618,399
Holdings Count | shares	59
Advisory Fees Paid, Amount	$ 562,208
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$70,618,399
Number of Portfolio Holdings	59
Portfolio Turnover Rate (%)	91%
Total Advisory Fees Paid ($)	$562,208

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (as a % of net assets)

Goldman Sachs FS Government Fund Institutional	19.36%
Berkshire Hathaway Inc. - Class B	6.96%
United Therapeutics Corporation	5.38%
Alphabet Inc. - Class A	4.60%
PayPal Holdings, Inc.	4.46%
Markel Group Inc.	4.19%
Veralto Corporation	3.21%
Brookfield Renewable Corporation - Class A (Canada)	3.05%
RB Global, Inc.	2.61%
Uber Technologies, Inc.	2.50%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (as a % of net assets)

Goldman Sachs FS Government Fund Institutional	19.36%
Berkshire Hathaway Inc. - Class B	6.96%
United Therapeutics Corporation	5.38%
Alphabet Inc. - Class A	4.60%
PayPal Holdings, Inc.	4.46%
Markel Group Inc.	4.19%
Veralto Corporation	3.21%
Brookfield Renewable Corporation - Class A (Canada)	3.05%
RB Global, Inc.	2.61%
Uber Technologies, Inc.	2.50%

Material Fund Change [Text Block]
Material Fund Changes

The Board of Trustees of the PFS Funds approved a Plan of Liquidation (the "Plan") relating to the Fund, effective December 5, 2024. In accordance with the Plan, the Fund liquidated on December 23, 2024. Any remaining shareholders as of the date of liquidation received a distribution of their remaining investment value in full liquidation of the Fund.